Note 14 - Intangible Assets - Other Intangible Assets (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2019	Jun. 30, 2021	Jun. 30, 2020
Statement Line Items [Line Items]
Other Intangible Assets	$ 9,744		$ 7,930	$ 9,375
Other Intangible Assets	9,375	$ 9,375	21,655	7,930
Other Intangible Assets	(9,744)		(7,930)	(9,375)
Other Intangible Assets	(9,375)	(9,375)	(21,655)	(7,930)
Other Intangible Assets	9,375	9,375	21,655	7,930
Gross carrying amount [member]
Statement Line Items [Line Items]
Other Intangible Assets	11,960		11,036	11,796
Foreign exchange	(126)		1,034	(244)
Additions	12		559	461
Disposals	(50)		(550)	(977)
Acquisitions from business combinations			14,144
Other Intangible Assets	11,796	11,796	26,223	11,036
Other Intangible Assets	(11,960)		(11,036)	(11,796)
Foreign exchange	126		(1,034)	244
Amortization	12		559	461
Amortization	(12)		(559)	(461)
Disposals	50		550	977
Other Intangible Assets	(11,796)	(11,796)	(26,223)	(11,036)
Other Intangible Assets	11,796	11,796	26,223	11,036
Accumulated depreciation and amortisation [member]
Statement Line Items [Line Items]
Other Intangible Assets		(2,216)	(3,106)	(2,421)
Foreign exchange		18	(295)	50
Additions		223	(1,167)	(868)
Disposals				133
Other Intangible Assets	(2,421)	(2,421)	(4,568)	(3,106)
Other Intangible Assets		2,216	3,106	2,421
Foreign exchange		(18)	295	(50)
Amortization		223	(1,167)	(868)
Amortization		(223)	1,167	868
Disposals				(133)
Other Intangible Assets	2,421	2,421	4,568	3,106
Other Intangible Assets	(2,421)	(2,421)	(4,568)	(3,106)
Customer-related intangible assets [member]
Statement Line Items [Line Items]
Other Intangible Assets	4,033		2,977	3,834
Other Intangible Assets	3,834	3,834	3,623	2,977
Other Intangible Assets	(4,033)		(2,977)	(3,834)
Other Intangible Assets	(3,834)	(3,834)	(3,623)	(2,977)
Other Intangible Assets	3,834	3,834	3,623	2,977
Customer-related intangible assets [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Other Intangible Assets	5,097		4,382	4,992
Foreign exchange	(55)		411	(103)
Additions	0		46	461
Disposals	(50)		(550)	(968)
Acquisitions from business combinations			1,492
Other Intangible Assets	4,992	4,992	5,781	4,382
Other Intangible Assets	(5,097)		(4,382)	(4,992)
Foreign exchange	55		(411)	103
Amortization	0		46	461
Amortization	0		(46)	(461)
Disposals	50		550	968
Other Intangible Assets	(4,992)	(4,992)	(5,781)	(4,382)
Other Intangible Assets	4,992	4,992	5,781	4,382
Customer-related intangible assets [member] | Accumulated depreciation and amortisation [member]
Statement Line Items [Line Items]
Other Intangible Assets		(1,064)	(1,405)	(1,158)
Foreign exchange		6	(131)	24
Additions		100	(622)	(404)
Disposals				133
Other Intangible Assets	(1,158)	(1,158)	(2,158)	(1,405)
Other Intangible Assets		1,064	1,405	1,158
Foreign exchange		(6)	131	(24)
Amortization		100	(622)	(404)
Amortization		(100)	622	404
Disposals				(133)
Other Intangible Assets	1,158	1,158	2,158	1,405
Other Intangible Assets	(1,158)	(1,158)	(2,158)	(1,405)
Brand names [member]
Statement Line Items [Line Items]
Other Intangible Assets	2,092		1,827	2,029
Other Intangible Assets	2,029	2,029	2,173	1,827
Other Intangible Assets	(2,092)		(1,827)	(2,029)
Other Intangible Assets	(2,029)	(2,029)	(2,173)	(1,827)
Other Intangible Assets	2,029	2,029	2,173	1,827
Brand names [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Other Intangible Assets	2,476		2,399	2,450
Foreign exchange	(26)		225	(51)
Additions	0		0	0
Disposals	0		0	0
Acquisitions from business combinations			404
Other Intangible Assets	2,450	2,450	3,028	2,399
Other Intangible Assets	(2,476)		(2,399)	(2,450)
Foreign exchange	26		(225)	51
Amortization	0		0	0
Amortization	0		0	0
Disposals	(0)		(0)	(0)
Other Intangible Assets	(2,450)	(2,450)	(3,028)	(2,399)
Other Intangible Assets	2,450	2,450	3,028	2,399
Brand names [member] | Accumulated depreciation and amortisation [member]
Statement Line Items [Line Items]
Other Intangible Assets		(384)	(572)	(421)
Foreign exchange		4	(54)	9
Additions		41	(229)	(160)
Disposals				0
Other Intangible Assets	(421)	(421)	(855)	(572)
Other Intangible Assets		384	572	421
Foreign exchange		(4)	54	(9)
Amortization		41	(229)	(160)
Amortization		(41)	229	160
Disposals				0
Other Intangible Assets	421	421	855	572
Other Intangible Assets	(421)	(421)	(855)	(572)
Favorable supply contracts [Member]
Statement Line Items [Line Items]
Other Intangible Assets	3,572		3,121	2,465
Other Intangible Assets	2,465	2,465	3,116	3,121
Other Intangible Assets	(3,572)		(3,121)	(2,465)
Other Intangible Assets	(2,465)	(2,465)	(3,116)	(3,121)
Other Intangible Assets	2,465	2,465	3,116	3,121
Favorable supply contracts [Member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Other Intangible Assets	4,229		4,099	4,185
Foreign exchange	(44)		385	(86)
Additions	0		0	0
Disposals	0		0	0
Acquisitions from business combinations			0
Other Intangible Assets	4,185	4,185	4,484	4,099
Other Intangible Assets	(4,229)		(4,099)	(4,185)
Foreign exchange	44		(385)	86
Amortization	0		0	0
Amortization	0		0	0
Disposals	(0)		(0)	(0)
Other Intangible Assets	(4,185)	(4,185)	(4,484)	(4,099)
Other Intangible Assets	4,185	4,185	4,484	4,099
Favorable supply contracts [Member] | Accumulated depreciation and amortisation [member]
Statement Line Items [Line Items]
Other Intangible Assets		(657)	(978)	(720)
Foreign exchange		7	(92)	15
Additions		70	(298)	(273)
Disposals				0
Other Intangible Assets	(720)	(720)	(1,368)	(978)
Other Intangible Assets		657	978	720
Foreign exchange		(7)	92	(15)
Amortization		70	(298)	(273)
Amortization		(70)	298	273
Disposals				0
Other Intangible Assets	720	720	1,368	978
Other Intangible Assets	(720)	(720)	(1,368)	(978)
Solar projects [member]
Statement Line Items [Line Items]
Other Intangible Assets	0		0	0
Other Intangible Assets	0	0	12,248	0
Other Intangible Assets	0		0	0
Other Intangible Assets	0	0	(12,248)	0
Other Intangible Assets	0	0	12,248	0
Solar projects [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Other Intangible Assets	0		0	0
Foreign exchange	0		0	0
Additions	0		0	0
Disposals	0		0	0
Acquisitions from business combinations			12,248
Other Intangible Assets	0	0	12,248	0
Other Intangible Assets	0		0	0
Foreign exchange	0		0	0
Amortization	0		0	0
Amortization	0		0	0
Disposals	(0)		(0)	(0)
Other Intangible Assets	0	0	(12,248)	0
Other Intangible Assets	0	0	12,248	0
Solar projects [member] | Accumulated depreciation and amortisation [member]
Statement Line Items [Line Items]
Other Intangible Assets		(0)	(0)	(0)
Foreign exchange		(0)	(0)	(0)
Additions		0	(0)	(0)
Disposals				0
Other Intangible Assets	(0)	(0)	(0)	(0)
Other Intangible Assets		0	0	0
Foreign exchange		0	0	0
Amortization		0	(0)	(0)
Amortization		0	0	0
Disposals				0
Other Intangible Assets	0	0	0	0
Other Intangible Assets	(0)	(0)	(0)	(0)
Capitalised development expenditure [member]
Statement Line Items [Line Items]
Other Intangible Assets	0		0	0
Other Intangible Assets	0	0	495	0
Other Intangible Assets	0		0	0
Other Intangible Assets	0	0	(495)	0
Other Intangible Assets	0	0	495	0
Capitalised development expenditure [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Other Intangible Assets	0		0	0
Foreign exchange	0		0	0
Additions	0		513	0
Disposals	0		0	0
Acquisitions from business combinations			0
Other Intangible Assets	0	0	513	0
Other Intangible Assets	0		0	0
Foreign exchange	0		0	0
Amortization	0		513	0
Amortization	0		(513)	0
Disposals	(0)		(0)	(0)
Other Intangible Assets	0	0	(513)	0
Other Intangible Assets	0	0	513	0
Capitalised development expenditure [member] | Accumulated depreciation and amortisation [member]
Statement Line Items [Line Items]
Other Intangible Assets		(0)	(0)	(0)
Foreign exchange		(0)	(0)	(0)
Additions		0	(18)	(0)
Disposals				0
Other Intangible Assets	(0)	(0)	(18)	(0)
Other Intangible Assets		0	0	0
Foreign exchange		0	0	0
Amortization		0	(18)	(0)
Amortization		0	18	0
Disposals				0
Other Intangible Assets	0	0	18	0
Other Intangible Assets	(0)	(0)	(18)	(0)
Other intangible assets [member]
Statement Line Items [Line Items]
Other Intangible Assets	47		5	47
Other Intangible Assets	47	47	0	5
Other Intangible Assets	(47)		(5)	(47)
Other Intangible Assets	(47)	(47)	0	(5)
Other Intangible Assets	47	47	0	5
Other intangible assets [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Other Intangible Assets	158		156	169
Foreign exchange	(1)		13	(4)
Additions	12		0	0
Disposals	0		0	(9)
Acquisitions from business combinations			0
Other Intangible Assets	169	169	169	156
Other Intangible Assets	(158)		(156)	(169)
Foreign exchange	1		(13)	4
Amortization	12		0	0
Amortization	(12)		0	0
Disposals	(0)		(0)	9
Other Intangible Assets	(169)	(169)	(169)	(156)
Other Intangible Assets	169	169	169	156
Other intangible assets [member] | Accumulated depreciation and amortisation [member]
Statement Line Items [Line Items]
Other Intangible Assets		(111)	(151)	(122)
Foreign exchange		1	(18)	2
Additions		12	(0)	(31)
Disposals				0
Other Intangible Assets	(122)	(122)	(169)	(151)
Other Intangible Assets		111	151	122
Foreign exchange		(1)	18	(2)
Amortization		12	(0)	(31)
Amortization		(12)	0	31
Disposals				0
Other Intangible Assets	122	122	169	151
Other Intangible Assets	$ (122)	$ (122)	$ (169)	$ (151)